RELATED PARTY TRANSACTIONS (Details) - Zhejiang AoKang Shoes Co., Ltd	12 Months Ended
Dec. 31, 2017 USD ($)
Related Party Transaction
Percentage of outstanding shares held	18.10%
Goods purchased	$ 400